Income Tax (Tables)	12 Months Ended
Dec. 31, 2025
Income Tax [Abstract]
Schedule of Loss Before Income Taxes

The components of loss before income taxes are as follows:

	For the year ended December 31,
	2024	2025
	RMB	RMB	USD

PRC, excluding Hong Kong S.A.R	(34,899)	(23,372)	(3,342)
Hong Kong S.A.R	(40)	(4)	(1)
Cayman Islands	(40)	(24,001)	(3,432)
Total	(34,979)	(47,377)	(6,775)

Schedule of Differences between PRC Statutory Income Tax Rate and the Group’s Effective Income Tax Rate

Reconciliation of the differences between PRC statutory income tax rate and the Group’s effective income tax rate for the year ended December 31, 2023, 2024 and 2025 are as follows:

	For the year ended December 31,
	2023	2024	2025
	RMB	RMB	RMB
	%	%	%
PRC Statutory income tax rate	25.0	25.0	25.0
(Decrease) increase in effective income tax rate resulting from:
Tax rate differential for non-PRC entities	(3.1)	(8.5)	(3.1)
Preferential tax rate	(8.4)	(8.4)	(8.4)
Changes in tax rate	0.5	—	0.5
Research and development expenses additional deduction	9.6	8.9	8.6
Other non-deductible expenses	(12.4)	(0.2)	(10.0)
Change in valuation allowance	(11.2)	(16.8)	(12.6)
Effective income tax rate	—	—	—

Schedule of Deferred Tax Assets and Deferred Tax Liabilities

(b) Deferred tax assets and deferred tax liabilities

	For the year ended December 31,
	2023	2024	2025
	RMB	RMB	RMB	USD

Deferred income tax assets:
Net operating loss carry forwards	226,344	222,129	182,723	26,129
Others	4,103	—	—	—
Provision for credit losses	340	113	82	12
Lease liabilities	3,010	2,251	671	96
Others	43	—	—	—
Deferred income tax assets	233,840	224,493	183,476	26,237
Less: valuation allowance	(230,830)	(222,243)	(182,723)	(26,129)
Deferred income tax assets, net	3,010	2,250	753	108
Deferred income tax liabilities:	(3,010)	(2,250)	(753)	(108)
Operating lease right of use assets	(3,010)	(2,250)	(753)	(108)
Total deferred income tax liabilities	—	—	—	—

Schedule of Loss Carry Forward	For the other PRC companies, the loss carried forward will expire during the period from year 2025 to year 2029.
	As of December 31,
	RMB	USD
2026	70,925	10,142
2027	56,806	8,123
2028	57,409	8,209
2029	120,575	17,242
Thereafter	425,178	60,800
Total	730,893	104,516